Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Current Taxes
U.S. federal	$ 3,661	$ 3,738	$ 3,131
U.S. state and local	364	266	332
Foreign	2,065	2,073	1,745
Current taxes	6,090	6,077	5,208
Deferred Taxes
Deferred taxes	224	(331)	(19)
Provision for income taxes	$ 6,314	$ 5,746	$ 5,189